Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Disciplined Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class A
Trading Symbol	RDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors were the top contributors to stock selection.
Allocations
| Sector allocation within communication services, health care and real estate were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Tesla, Meta and Deckers Outdoor Corp.
Allocations
| Sector allocation within consumer discretionary, information technology and industrials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Fortinet, NVIDIA and Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	23.28	16.55	14.50
Class A (including sales charges) (a)	16.19	15.18	13.82
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 289,842,317
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,863,019
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 289,842,317
Total number of portfolio holdings	67
Management services fees (represents 0.75% of Fund average net assets)	$ 1,863,019
Portfolio turnover for the reporting period	68%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to
change
.
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%

Columbia Disciplined Growth Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Advisor Class
Trading Symbol	CGQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors were the top contributors to stock selection.
Allocations
| Sector allocation within communication services, health care and real estate were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Tesla, Meta and Deckers Outdoor Corp.
Allocations
| Sector allocation within consumer discretionary, information technology and industrials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Fortinet, NVIDIA and Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	23.69	16.86	14.76
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 289,842,317
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,863,019
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 289,842,317
Total number of portfolio holdings	67
Management services fees (represents 0.75% of Fund average net assets)	$ 1,863,019
Portfolio turnover for the reporting period	68%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%

Columbia Disciplined Growth Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class C
Trading Symbol	RDLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 201	1.81%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors were the top contributors to stock selection.
Allocations
| Sector allocation within communication services, health care and real estate were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Tesla, Meta and Deckers Outdoor Corp.
Allocations
| Sector allocation within consumer discretionary, information technology and industrials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Fortinet, NVIDIA and Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	22.47	15.68	13.64
Class C (including sales charges) (a)	21.47	15.68	13.64
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 289,842,317
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,863,019
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 289,842,317
Total number of portfolio holdings	67
Management services fees (represents 0.75% of Fund average net assets)	$ 1,863,019
Portfolio turnover for the reporting period	68%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%

Columbia Disciplined Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional Class
Trading Symbol	CLQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors were the top contributors to stock selection.
Allocations
| Sector allocation within communication services, health care and real estate were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Tesla, Meta and Deckers Outdoor Corp.
Top Performance Detractors
Stock selection
| Selections in the health care, information technology and energy sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discre
tion
ary, information technology and industrials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Fortinet, NVIDIA and Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	23.64	16.83	14.79
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 289,842,317
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,863,019
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 289,842,317
Total number of portfolio holdings	67
Management services fees (represents 0.75% of Fund average net assets)	$ 1,863,019
Portfolio turnover for the reporting period	68%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund r
epre
sented as a percentage of Fun
d
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%

Columbia Disciplined Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors were the top contributors to stock selection.
Allocations
| Sector allocation within communication services, health care and real estate were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative perfo
rmanc
e were Tesla, Meta and Deckers Outdoor Corp.
Top Performance Detractors
Stock selection
| Selections in the health care, information technology and energy sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, information technology and industrials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Fortinet, NVIDIA and Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	23.76	16.93	14.88
Russell 1000 Growth Index	26.94	18.41	16.31
Russell 1000 Index	21.50	14.59	12.86
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 289,842,317
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,863,019
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 289,842,317
Total number of portfolio holdings	67
Management services fees (represents 0.75% of Fund average net assets)	$ 1,863,019
Portfolio turnover for the reporting period	68%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represente
d as a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.5%
Microsoft Corp.	9.2%
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	3.3%
Arista Networks, Inc.	2.0%
Booking Holdings, Inc.	2.0%
Marsh & McLennan Companies, Inc.	1.9%